Senior Convertible Notes - Schedule of Debt, Accrued Interest and Interest Expense (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Balance, beginning	$ 2,448,570
Accrued Interest	87,293	35,693
Debt Balance, ending	2,484,710	2,448,570
Senior Convertible Notes [Member]
Debt Balance, beginning	2,580,000	2,580,000
Accrued Interest		35,693
Amortize debt issuance costs
Interest Expense		35,693
Debt Balance, ending	2,580,000	2,580,000
Current portion	(2,580,000)
Long-term portion
Unamortized Debt Issuance Cost [Member]
Debt Balance, beginning	(131,430)	(131,430)
Accrued Interest
Amortize debt issuance costs	36,140
Interest Expense		23,370
Debt Balance, ending	(95,290)	(131,430)
Current portion	95,290
Long-term portion
Senior Convertible Notes, Net [Member]
Debt Balance, beginning	2,448,570	2,448,570
Accrued Interest		35,693
Amortize debt issuance costs	36,140
Interest Expense		59,063
Debt Balance, ending	2,448,570	2,448,570
Current portion	(2,484,710)
Long-term portion
Accrued Interest [Member]
Debt Balance, beginning	35,693
Accrued Interest	51,600
Amortize debt issuance costs
Debt Balance, ending	87,293	35,693
Current portion	(87,293)
Long-term portion
Interest Expense [Member]
Debt Balance, beginning	59,063
Accrued Interest	51,600
Amortize debt issuance costs	36,140
Debt Balance, ending	$ 87,740	$ 59,063